Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 02, 2020
Disclosure of transactions between related parties [line items]
Leases	R$ (11,459,019)	R$ (10,556,885)
Negative equity position	(21,327,848)	(19,007,500)	R$ (18,333,003)	R$ (14,148,750)
Leases	15,146,411	14,582,833
Aguia Branca Participacoes SA
Disclosure of transactions between related parties [line items]
Technology services acquired	52	52
Caprioli Turismo Ltd
Disclosure of transactions between related parties [line items]
Ticket sales contract, line of credit, lending capacity	20
Breeze Aviation Group
Disclosure of transactions between related parties [line items]
Sublease arrangement, related party transaction, shareholders approval rate					97.00%
Maintenance reserve	3,901	0
Leases	(30,802)	(67,056)
Interest expense	5,824	7,589
Azorra Aviation Holdings LLC [Member]
Disclosure of transactions between related parties [line items]
Maintenance reserve	0	107,286
Security deposits	4,643	3,913
Leases	(302,947)	(113,832)
Debentures	(74,572)	0
Negative equity position	(102,683)	0
Interest expense	17,106	10,983
Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of transactions between related parties [line items]
Maintenance reserve	R$ (19,559)	R$ (14,456)